Events after reporting period	12 Months Ended
Dec. 31, 2024
Disclosure Of Major Events In The Period And Events After The Period [Abstract]
Disclosure of events after reporting period [text block]	Major events after the period
2.2.1     Non-Dilutive Royalty Financing Agreement and concurrent OCEANE repurchase

Non-Dilutive Royalty Financing Agreement
On January 30, 2025, GENFIT announced the signing of a royalty financing deal with HealthCare Royalty (HCRx) providing up to €185 million non-dilutive capital, including €130 million upfront, with eligibility to receive up to €55 million in two additional installments based on near-term milestones.
Installments
The royalty financing takes the form of an issuance by GENFIT of straight bonds to be subscribed by HCRx (the “Royalty Financing Bonds”), for an aggregate subscription price plus premium of up to €185 million (the “Subscription Price”, with a nominal value of €9.25 million). The Royalty Financing Bonds’ subscription price is arranged in up to three installments as follows:
•A first installment for a total subscription amount of €130 million, already issued on March 20, 2025 and received following i) approval of the OCEANEs bondholders at the bondholders meeting held on March 10, 2025 and ii) satisfaction of other customary closing conditions;
•A second installment for a total subscription amount of €30 million, subject to net sales of Iqirvo® (elafibranor) reaching a certain threshold by December 31, 2025; and
•A third installment for a total subscription amount of €25 million, subject to net sales of Iqirvo® (elafibranor) reaching a certain threshold by December 31, 2026.
Payment of the second and third installments are at the option of GENFIT, provided the corresponding conditions are met.
Repayment terms / multiples
The Royalty Financing Bonds issued by GENFIT will not bear interest. Instead, the returns on these bonds will be tied to a portion of the royalties GENFIT receives under the Ipsen agreement from October 1, 2024. This portion of the royalties is subject to the following multiples:
•If the cumulated amount of royalties received by HCRx represents 155% of the Subscription Price of the Royalty Financing Bonds, excluding the nominal value (i.e., approximately €277.5 million if all installments of the Subscription Price are paid), it will no longer be entitled to the royalties, which will, from then on, fully revert to the Company.
•If, at December 31, 2030, the cumulated amount of royalties received by HCRx represents less than this 155% return rate, it will continue to receive the royalties until the cumulated amount received represents 195% of the Subscription Price excluding the nominal value (i.e., up to a maximum of €351.5 million if all installments of the Subscription Price are paid).
•If, at December 31, 2033, this 195% return rate is not achieved, HCRx will continue to receive the royalties until the cumulated amount received equals 200% of the Subscription Price excluding the nominal value (i.e., up to a maximum of €453.25 million if all installments of the Subscription Price are paid).
Caps and time-limits
This portion of the royalties is subject to the following caps and time-limits:
•An annual cap equal to the amount of royalties based on an annual maximum amount of net sales of €600 million. The Company will receive 100% of the royalties based on the annual net sales exceeding this maximum.
•A final time-limit corresponding to the earlier of the following two dates: (i) the date on which the Company would no longer be entitled to receive royalties under the Ipsen agreement, and (ii) March 31, 2045 (notwithstanding the fact that none of the above return rates would have been achieved).
Nominal value repayment / HCRx recourse
When either i) the applicable multiple is fully repaid (excluding the nominal value) or ii) one of the above final time limits is reached, then the Company must repay the nominal amount of the Royalty Financing Bonds (i.e. €9.25 million).
HCRx’s recourse against GENFIT is limited to GENFIT’s non-compliance with its contractual obligations under the royalty financing documentation and repayment of the nominal value of the Royalty Financing Bonds (€9.25 million).
French law trust (fiducie-sûreté)
To secure its payment and repayment obligations under the Royalty Financing Bonds, GENFIT will transfer the corresponding royalty receivables to a French law trust (fiducie-sûreté) for the benefit of the holders of the royalty financing bonds. To grant the security interest on the royalty receivable, the Company obtained the consent of the OCEANEs holders.
Initial accounting, incurred expenses
The Royalty Financing will be accounted for as a debt issuance in accordance with IFRS 9. Full accounting treatment is currently under review. The first installment of €130 million was received on March 20, 2025 (net of applicable fees).
Total related fees incurred relative to this transaction through December 31, 2024 totaled €847, which have been temporarily capitalized in "Other current assets" on the Consolidated statement of financial position as of said date. These costs will be deducted from the carrying amount of the financial liability and amortized over the life of the bond using the effective interest method.
Other disclosures
The royalty revenue incurred for the period between October 1, 2024 and December 31, 2024 totals €1.8 million, which is included in "Current trade and others receivables" on the Consolidated statement of financial position as of December 31, 2024. This amount was then paid to the French law trust (fiducie-sûreté) in accordance with this royalty financing agreement on April 17, 2025.
OCEANE bondholder approval and subsequent repurchase/consent
The terms and conditions of the OCEANEs contained a negative pledge clause which limited the ability of the Company to grant security interests to its creditors upon its present or future assets or revenues. The closing of the royalty financing with HCRx, which was signed and announced by GENFIT on January 30, 2025, was subject to approval of OCEANEs bondholders of an amendment to this negative pledge clause, allowing for the grant of the security interest contemplated in the Royalty Financing documentation, and other customary closing conditions.
In order to obtain approval of the royalty financing by the OCEANEs holders, GENFIT convened a general meeting of the holders on March 10, 2025. All resolutions proposed by the Company to the bondholders were approved unanimously.
Repurchase
As announced on February 10, 2025 and February 14, 2025, the Company proposed to all of the OCEANEs holders to enter into a Put Option Agreement, pursuant to which the Company unconditionally and irrevocably undertook to repurchase the OCEANEs of such holder at a price of EUR 32.75 per bond, subject to approval by the general meeting of the OCEANEs holders of the amendment of the terms and conditions of the OCEANEs and the closing of the Royalty Financing (the “Repurchase”). Holders had until March 19, 2025 to exercise this option.
The settlement of the Repurchase occurred on March 26, 2025. 1,882,891 OCEANEs were repurchased for a total amount paid of €61.7 million. The repurchased OCEANEs were then canceled by the Company.
Consent Fee
The Company also undertook, subject to the approval of the amendment of the terms and conditions of the OCEANEs and the closing of the Royalty Financing, to pay a consent fee (the “Consent Fee”) of EUR 0.90 per bond to the holders of OCEANEs still outstanding after cancellation of the repurchased OCEANEs. The OCEANEs that were bought back by the Company as part of the Repurchase thus did not receive the Consent Fee.
The payment of the Consent Fee occurred on April 14, 2025, totaling €18 thousand.
Outstanding OCEANEs
Following the transaction, a total of 19,807 OCEANEs still in circulation, for a total nominal value of €586.
2.2.2     Genoscience Pharma
Former 2021 agreement
In December 2021, GENFIT licensed the exclusive rights from Genoscience Pharma to develop and commercialize the investigational treatment GNS561 in CCA in the United States, Canada and Europe, including the United Kingdom and Switzerland. Under the agreement, Genoscience Pharma was eligible for clinical and regulatory milestone payments for up to €50 million and tiered royalties. The first payable milestones were contingent on positive Phase 2 clinical trial results in CCA, and may total up to €20 million. Further milestones depended on positive Phase 3 results.
New 2025 transfer protocol
On December 10, 2024, in the context of a “conciliation” (a French law, amicable pre-insolvency proceeding), GENFIT and Genoscience Pharma entered into an asset transfer protocol which entered into legal force on January 3, 2025 and terminates the previous agreement signed in 2021. The main terms of the agreement are as follows:
•GENFIT acquired all patents and patent applications, know-how, and data held by Genoscience Pharma necessary for the development, manufacturing, and marketing of GNS561 Products worldwide (“GNS561 Technology”). “GNS561 Product” means any product, including any pharmaceutical product regardless of its therapeutic indication, form, dosage, or formulation, incorporating in whole or in part the GNS561 Technology (including as an active ingredient) or manufactured using the GNS561Technology.
•The sale price is a lump sum payment of €2 million euros excluding taxes.
•Contingent liabilities
◦(Patent sales) Genoscience Pharma will receive 25% of the proceeds of the sale of one or several GNS561 patents actually received by GENFIT.
◦(Commercialization) Genoscience Pharma will receive 25% of the net profits actually collected by GENFIT corresponding to the sales of said products for a period expiring on the earliest of the following dates (i) 10 years from the first commercialized sale, (ii) the expiration, cancellation or revocation of one of the patents or (iii) the authorization of generic products utilizing the GNS Technology.
◦(Licensing-out) Genoscience Pharma will receive 25% of 1) any milestone payments (including upfront milestone payments) from GNS561 patent licensing and 2) royalties from said patent licensing actually collected by GENFIT during a period expiring on the earlier of (i) 10 years from the first commercialized sale, (ii) the expiration, cancellation or revocation of one of the patents or (iii) the authorization of generic products implementing the GNS Technology.
◦Time limit: Such amounts would only be due if one of the above circumstances occur within five years of the date of signing the 2025 transfer protocol (December 10, 2024).
IAS 10
This agreement was considered as an adjusting event under IAS 10 and was taken into account for the annual valuation of Genoscience shares held by GENFIT as of December 31, 2024. See Note 18 - Other financial assets.
However, as this agreement was subject to an amicable pre-insolvency proceeding, which included a mandatory opposition period, the agreement did not enter into legal force until January 3, 2025. As such, the acquisition of the patents and patent applications, know-how, and data held by Genoscience Pharma as described above is an event that will be recorded in 2025.